UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Disciplined Value Fund

Quarterly portfolio holdings 12/31/16

Fund's investmentsDisciplined Value Fund

As of 12-31-16 (unaudited)
	Shares	Value
Common stocks 97.5%		$13,940,768,494
(Cost $11,671,984,359)
Consumer discretionary 6.6%		946,501,547
Auto components 1.0%
BorgWarner, Inc.	3,576,546	141,058,974
Household durables 0.8%
DR Horton, Inc.	1,338,143	36,571,448
PulteGroup, Inc.	4,597,566	84,503,263
Media 4.5%
CBS Corp., Class B	1,326,440	84,388,113
Comcast Corp., Class A	1,506,580	104,029,351
Liberty Global PLC LiLAC, Series C (I)	2,085,778	44,155,920
Liberty Global PLC, Series C (I)	1,500,816	44,574,235
The Interpublic Group of Companies, Inc.	4,461,214	104,437,020
Time Warner, Inc.	2,731,629	263,684,147
Specialty retail 0.3%
Best Buy Company, Inc.	916,313	39,099,076
Consumer staples 1.6%		235,366,250
Beverages 0.6%
Coca-Cola European Partners PLC	2,650,214	83,216,720
Food and staples retailing 1.0%
CVS Health Corp.	1,058,579	83,532,469
Walgreens Boots Alliance, Inc.	829,109	68,617,061
Energy 13.2%		1,891,779,386
Oil, gas and consumable fuels 13.2%
Canadian Natural Resources, Ltd.	4,402,298	140,345,260
Chevron Corp.	3,290,949	387,344,697
ConocoPhillips	3,586,656	179,834,932
Diamondback Energy, Inc. (I)	1,808,996	182,817,136
Energen Corp. (I)	1,235,845	71,271,181
EOG Resources, Inc.	1,067,327	107,906,760
EQT Corp.	1,653,233	108,121,438
Gulfport Energy Corp. (I)	2,562,559	55,453,777
Marathon Oil Corp.	7,748,104	134,119,680
Marathon Petroleum Corp.	3,601,745	181,347,861
Newfield Exploration Company (I)	1,542,631	62,476,556
Phillips 66	2,401,610	207,523,120
Tesoro Corp.	837,244	73,216,988
Financials 27.6%		3,940,712,140
Banks 12.2%
Bank of America Corp.	25,710,552	568,203,199
Citigroup, Inc.	6,183,192	367,467,101
Fifth Third Bancorp	3,917,171	105,646,102
JPMorgan Chase & Co.	8,179,187	705,782,046
Capital markets 1.8%
The Goldman Sachs Group, Inc.	1,081,274	258,911,059
Consumer finance 6.1%
Ally Financial, Inc.	7,107,691	135,188,283
Capital One Financial Corp.	2,128,085	185,654,135

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

	Shares	Value
Financials (continued)
Consumer finance (continued)
Discover Financial Services	4,809,039	$346,683,622
Navient Corp.	5,977,727	98,214,055
Synchrony Financial	2,943,601	106,764,408
Diversified financial services 3.8%
Berkshire Hathaway, Inc., Class B (I)	3,260,396	531,379,340
Insurance 3.7%
Chubb, Ltd.	1,628,093	215,103,647
MetLife, Inc.	3,100,460	167,083,789
The Allstate Corp.	2,005,280	148,631,354
Health care 15.1%		2,161,597,839
Biotechnology 1.7%
Gilead Sciences, Inc.	3,165,804	226,703,224
Shire PLC, ADR	130,447	22,225,560
Health care providers and services 4.4%
Anthem, Inc.	530,019	76,200,832
Cigna Corp.	1,084,101	144,608,232
DaVita, Inc. (I)	1,359,947	87,308,597
Express Scripts Holding Company (I)	1,645,567	113,198,554
Laboratory Corp. of America Holdings (I)	505,662	64,916,888
UnitedHealth Group, Inc.	868,399	138,978,576
Pharmaceuticals 9.0%
Johnson & Johnson	5,008,529	577,032,626
Merck & Company, Inc.	5,595,002	329,377,768
Pfizer, Inc.	7,768,952	252,335,561
Sanofi, ADR	3,182,775	128,711,421
Industrials 8.9%		1,267,751,945
Aerospace and defense 4.4%
General Dynamics Corp.	1,090,301	188,251,371
Raytheon Company	1,278,795	181,588,890
Textron, Inc.	1,425,062	69,201,011
United Technologies Corp.	1,726,010	189,205,216
Air freight and logistics 0.7%
United Parcel Service, Inc., Class B	841,682	96,490,424
Airlines 1.9%
Delta Air Lines, Inc.	3,293,112	161,988,179
United Continental Holdings, Inc. (I)	1,568,473	114,310,312
Industrial conglomerates 1.6%
Honeywell International, Inc.	616,771	71,452,920
Koninklijke Philips NV - NY Shares	4,940,748	151,038,666
Machinery 0.3%
WABCO Holdings, Inc. (I)	416,627	44,224,956
Information technology 16.7%		2,388,663,601
Communications equipment 1.4%
Brocade Communications Systems, Inc.	4,015,170	50,149,473
Harris Corp.	1,445,014	148,070,585
Electronic equipment, instruments and components 2.6%
Flex, Ltd. (I)	9,910,343	142,411,629
TE Connectivity, Ltd.	3,325,571	230,395,559

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Fund

			Shares	Value
Information technology (continued)
Internet software and services 2.9%
	Alphabet, Inc., Class A (I)		290,393	$230,121,933
	eBay, Inc. (I)		6,123,999	181,821,530
IT services 2.2%
	Cognizant Technology Solutions Corp., Class A (I)		1,301,047	72,897,663
	Computer Sciences Corp.		3,297,925	195,962,704
	Leidos Holdings, Inc.		905,359	46,300,059
Semiconductors and semiconductor equipment 1.8%
	KLA-Tencor Corp.		923,792	72,683,955
	Texas Instruments, Inc.		2,504,983	182,788,610
Software 2.6%
	Microsoft Corp.		2,990,621	185,837,189
	Oracle Corp.		4,838,472	186,039,248
Technology hardware, storage and peripherals 3.2%
	Apple, Inc.		2,335,114	270,452,903
	Hewlett Packard Enterprise Company		8,328,892	192,730,561
Materials 6.9%				985,885,406
Chemicals 2.8%
	LyondellBasell Industries NV, Class A		517,303	44,374,251
	Methanex Corp.		1,332,410	58,359,558
	PPG Industries, Inc.		606,958	57,515,340
	The Dow Chemical Company		4,204,900	240,604,378
Construction materials 0.8%
	CRH PLC, ADR		3,313,017	113,901,524
Containers and packaging 1.4%
	Sealed Air Corp.		1,520,344	68,932,397
	WestRock Company		2,499,264	126,887,633
Metals and mining 1.9%
	Barrick Gold Corp.		5,546,383	88,631,200
	Nucor Corp.		1,625,562	96,753,450
	Steel Dynamics, Inc.		2,527,422	89,925,675
Utilities 0.9%				122,510,380
Independent power and renewable electricity producers 0.9%
	AES Corp.		10,543,062	122,510,380
	Yield (%)		Shares	Value
Short-term investments 2.8%				$408,751,183
(Cost $408,751,183)
Money market funds 2.8%				408,751,183
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4218(Y	)	408,751,183	408,751,183
Total investments (Cost $12,080,735,542)† 100.3%				$14,349,519,677
Other assets and liabilities, net (0.3%)				($45,706,258)
Total net assets 100.0%				$14,303,813,419

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-16.
†	At 12-31-16, the aggregate cost of investment securities for federal income tax purposes was $12,161,187,522. Net unrealized appreciation aggregated to $2,188,332,155, of which $2,370,518,304 related to appreciated investment securities and $182,186,149 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	340Q3	12/16
This report is for the information of the shareholders of John Hancock Disciplined Value Fund.		2/17

John Hancock

Small Company Fund

Quarterly portfolio holdings 12/31/16

Fund's investmentsSmall Company Fund

As of 12-31-16 (unaudited)
	Shares	Value
Common stocks 95.5%		$316,172,256
(Cost $268,839,997)
Consumer discretionary 11.3%		37,454,425
Auto components 2.5%
Dana, Inc.	218,160	4,140,677
Visteon Corp.	50,630	4,067,614
Distributors 1.2%
Pool Corp.	38,557	4,023,037
Hotels, restaurants and leisure 3.1%
Boyd Gaming Corp. (I)	188,650	3,805,071
Marriott Vacations Worldwide Corp.	38,045	3,228,118
Texas Roadhouse, Inc.	67,305	3,246,793
Household durables 1.0%
Installed Building Products, Inc. (I)	80,645	3,330,639
Media 1.5%
Nexstar Broadcasting Group, Inc., Class A	77,050	4,877,265
Specialty retail 1.0%
Party City Holdco, Inc. (I)	227,605	3,231,991
Textiles, apparel and luxury goods 1.0%
Wolverine World Wide, Inc.	159,600	3,503,220
Consumer staples 5.3%		17,548,238
Food and staples retailing 1.1%
Performance Food Group Company (I)	153,190	3,676,560
Food products 2.8%
B&G Foods, Inc.	112,137	4,911,601
Snyder's-Lance, Inc.	111,660	4,281,044
Household products 1.4%
Central Garden & Pet Company, Class A (I)	151,425	4,679,033
Energy 5.6%		18,499,671
Energy equipment and services 3.3%
Forum Energy Technologies, Inc. (I)	144,595	3,181,090
Oil States International, Inc. (I)	89,075	3,473,925
Patterson-UTI Energy, Inc.	164,010	4,415,149
Oil, gas and consumable fuels 2.3%
Callon Petroleum Company (I)	267,515	4,111,706
Carrizo Oil & Gas, Inc. (I)	88,830	3,317,801
Financials 22.6%		74,865,121
Banks 14.3%
Ameris Bancorp	82,300	3,588,280
Chemical Financial Corp.	98,615	5,341,975
FNB Corp.	327,980	5,257,519
Great Western Bancorp, Inc.	104,760	4,566,488
IBERIABANK Corp.	55,230	4,625,513
Old National Bancorp	261,450	4,745,318
Opus Bank	113,435	3,408,722
Prosperity Bancshares, Inc.	50,965	3,658,268
Western Alliance Bancorp (I)	116,740	5,686,405
Wintrust Financial Corp.	86,210	6,256,260

2SEE NOTES TO FUND'S INVESTMENTS

Small Company Fund

	Shares	Value
Financials (continued)
Capital markets 1.0%
Legg Mason, Inc.	113,075	$3,382,073
Insurance 5.3%
American Equity Investment Life Holding Company	214,265	4,829,533
Argo Group International Holdings, Ltd.	66,105	4,356,320
ProAssurance Corp.	79,530	4,469,586
Selective Insurance Group, Inc.	93,060	4,006,233
Thrifts and mortgage finance 2.0%
Capitol Federal Financial, Inc.	406,235	6,686,628
Health care 6.7%		22,172,047
Biotechnology 3.1%
Emergent BioSolutions, Inc. (I)	98,935	3,249,025
Ligand Pharmaceuticals, Inc. (I)	35,945	3,652,371
MiMedx Group, Inc. (I)	371,735	3,293,572
Health care equipment and supplies 1.2%
Integra LifeSciences Holdings Corp. (I)	47,400	4,066,446
Health care technology 1.0%
Omnicell, Inc. (I)	96,455	3,269,825
Pharmaceuticals 1.4%
Prestige Brands Holdings, Inc. (I)	89,075	4,640,808
Industrials 13.5%		44,770,073
Aerospace and defense 1.2%
Curtiss-Wright Corp.	41,175	4,049,973
Commercial services and supplies 1.0%
MSA Safety, Inc.	47,935	3,323,334
Construction and engineering 2.7%
EMCOR Group, Inc.	69,830	4,941,171
MasTec, Inc. (I)	105,735	4,044,364
Machinery 7.6%
Barnes Group, Inc.	98,935	4,691,498
CIRCOR International, Inc.	63,010	4,088,089
Franklin Electric Company, Inc.	83,850	3,261,765
ITT, Inc.	122,940	4,741,796
Kennametal, Inc.	137,855	4,309,347
Oshkosh Corp.	63,170	4,081,414
Road and rail 1.0%
Swift Transportation Company (I)	132,895	3,237,322
Information technology 14.4%		47,521,135
Electronic equipment, instruments and components 6.1%
Anixter International, Inc. (I)	39,460	3,198,233
II-VI, Inc. (I)	110,970	3,290,261
Littelfuse, Inc.	31,495	4,779,996
Sanmina Corp. (I)	122,640	4,494,756
Tech Data Corp. (I)	51,970	4,400,820
IT services 1.3%
Blackhawk Network Holdings, Inc. (I)	116,125	4,375,009
Semiconductors and semiconductor equipment 2.6%
Inphi Corp. (I)	88,435	3,945,970

SEE NOTES TO FUND'S INVESTMENTS3

Small Company Fund

			Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
	MKS Instruments, Inc.		76,665	$4,553,901
Software 3.4%
	Aspen Technology, Inc. (I)		81,440	4,453,139
	Bottomline Technologies (de), Inc. (I)		139,325	3,485,912
	CommVault Systems, Inc. (I)		61,790	3,176,006
Technology hardware, storage and peripherals 1.0%
	Electronics For Imaging, Inc. (I)		76,770	3,367,132
Materials 6.3%				20,947,574
Chemicals 3.7%
	Ingevity Corp. (I)		82,865	4,545,974
	Minerals Technologies, Inc.		51,340	3,966,015
	Sensient Technologies Corp.		50,580	3,974,569
Construction materials 1.4%
	Eagle Materials, Inc.		46,445	4,576,226
Metals and mining 1.2%
	Commercial Metals Company		178,365	3,884,790
Real estate 5.8%				19,106,395
Equity real estate investment trusts 5.8%
	Brandywine Realty Trust		207,999	3,434,063
	DiamondRock Hospitality Company		388,590	4,480,443
	Life Storage, Inc.		40,305	3,436,404
	QTS Realty Trust, Inc., Class A		88,170	4,377,641
	STAG Industrial, Inc.		141,510	3,377,844
Utilities 4.0%				13,287,577
Electric utilities 2.7%
	IDACORP, Inc.		57,450	4,627,598
	PNM Resources, Inc.		129,155	4,430,017
Gas utilities 1.3%
	Spire, Inc.		65,530	4,229,962
Exchange-traded funds 1.0%				$3,265,393
(Cost $3,271,309)
	iShares Russell 2000 ETF		24,215	3,265,393
	Yield (%)		Shares	Value
Short-term investments 2.7%				$8,965,521
(Cost $8,965,521)
Money market funds 2.7%				8,965,521
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4218(Y	)	8,965,521	8,965,521
Total investments (Cost $281,076,827)† 99.2%				$328,403,170
Other assets and liabilities, net 0.8%				$2,674,125
Total net assets 100.0%				$331,077,295

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-16.
†	At 12-31-16, the aggregate cost of investment securities for federal income tax purposes was $282,046,769. Net unrealized appreciation aggregated to $46,356,401, of which $48,451,583 related to appreciated investment securities and $2,095,182 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	348Q3	12/16
This report is for the information of the shareholders of John Hancock Small Company Fund.		2/17

John Hancock

Disciplined Value Mid Cap Fund

Quarterly portfolio holdings 12/31/16

Fund's investmentsDisciplined Value Mid Cap Fund

As of 12-31-16 (unaudited)
	Shares	Value
Common stocks 98.5%		$13,139,403,381
(Cost $10,054,197,271)
Consumer discretionary 6.8%		907,113,958
Auto components 1.1%
BorgWarner, Inc.	1,586,031	62,553,063
Tenneco, Inc. (I)	1,459,563	91,178,901
Household durables 1.2%
Newell Brands, Inc.	2,889,943	129,035,955
PulteGroup, Inc.	1,708,727	31,406,402
Internet and direct marketing retail 0.5%
Expedia, Inc.	622,755	70,545,686
Leisure products 1.8%
Brunswick Corp.	3,077,413	167,842,105
Hasbro, Inc.	864,478	67,247,744
Media 1.3%
Omnicom Group, Inc.	961,830	81,861,351
The Interpublic Group of Companies, Inc.	3,897,095	91,230,994
Specialty retail 0.9%
Advance Auto Parts, Inc.	411,411	69,577,828
Best Buy Company, Inc.	1,046,026	44,633,929
Consumer staples 0.6%		80,726,038
Beverages 0.6%
Coca-Cola European Partners PLC	1,759,634	55,252,508
Constellation Brands, Inc., Class A	166,157	25,473,530
Energy 10.6%		1,408,428,816
Oil, gas and consumable fuels 10.6%
Anadarko Petroleum Corp.	927,987	64,708,534
Cimarex Energy Company	258,099	35,075,654
Diamondback Energy, Inc. (I)	1,690,306	170,822,324
Energen Corp. (I)	3,202,115	184,665,972
EQT Corp.	1,741,231	113,876,507
Gulfport Energy Corp. (I)	1,930,411	41,774,094
Marathon Oil Corp.	7,788,083	134,811,717
Marathon Petroleum Corp.	2,232,553	112,409,044
Newfield Exploration Company (I)	2,877,461	116,537,171
Parsley Energy, Inc., Class A (I)	5,296,904	186,662,897
QEP Resources, Inc. (I)	2,646,847	48,728,453
Rice Energy, Inc. (I)	1,390,425	29,685,574
RSP Permian, Inc. (I)	2,852,560	127,281,227
Tesoro Corp.	473,295	41,389,648
Financials 24.9%		3,322,405,285
Banks 6.3%
BB&T Corp.	2,041,185	95,976,519
East West Bancorp, Inc.	2,848,947	144,811,976
Fifth Third Bancorp	8,345,064	225,066,376
Huntington Bancshares, Inc.	14,193,777	187,641,732
SunTrust Banks, Inc.	3,460,852	189,827,732
Capital markets 4.7%
Moody's Corp.	370,236	34,902,148

2SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

	Shares	Value
Financials (continued)
Capital markets (continued)
Raymond James Financial, Inc.	2,422,929	$167,836,292
SEI Investments Company	1,752,848	86,520,577
State Street Corp.	1,121,756	87,182,876
TD Ameritrade Holding Corp.	4,840,587	211,049,593
The Charles Schwab Corp.	918,997	36,272,812
Consumer finance 3.3%
Discover Financial Services	3,569,000	257,289,210
Navient Corp.	4,043,508	66,434,836
SLM Corp. (I)	7,144,095	78,727,927
Synchrony Financial	1,229,198	44,583,011
Insurance 10.6%
Alleghany Corp. (I)	336,189	204,443,255
Aon PLC	1,783,143	198,873,939
Loews Corp.	2,448,473	114,661,991
Marsh & McLennan Companies, Inc.	1,754,736	118,602,606
Reinsurance Group of America, Inc.	1,365,332	171,799,726
The Allstate Corp.	1,721,722	127,614,035
Torchmark Corp.	1,218,633	89,886,370
Unum Group	4,791,890	210,507,728
W.R. Berkley Corp.	1,781,859	118,511,442
XL Group, Ltd.	1,432,651	53,380,576
Health care 5.5%		733,400,573
Health care equipment and supplies 2.3%
Becton, Dickinson and Company	583,038	96,521,941
Boston Scientific Corp. (I)	6,743,820	145,868,827
Zimmer Biomet Holdings, Inc.	616,536	63,626,515
Health care providers and services 2.5%
Cardinal Health, Inc.	1,164,408	83,802,444
DaVita, Inc. (I)	1,271,259	81,614,828
Laboratory Corp. of America Holdings (I)	856,560	109,965,173
Universal Health Services, Inc., Class B	540,337	57,481,050
Life sciences tools and services 0.5%
Bruker Corp.	1,564,822	33,142,930
ICON PLC (I)	398,138	29,939,978
Pharmaceuticals 0.2%
Perrigo Company PLC	377,711	31,436,887
Industrials 11.6%		1,545,591,960
Aerospace and defense 1.9%
Curtiss-Wright Corp.	528,234	51,957,096
Huntington Ingalls Industries, Inc.	542,960	100,007,802
Textron, Inc.	2,188,823	106,289,245
Building products 0.9%
Masco Corp.	3,917,902	123,884,061
Construction and engineering 0.4%
Fluor Corp.	958,846	50,358,592
Electrical equipment 1.1%
Eaton Corp. PLC	992,654	66,597,157
Hubbell, Inc.	641,886	74,908,096

SEE NOTES TO FUND'S INVESTMENTS3

Disciplined Value Mid Cap Fund

	Shares	Value
Industrials (continued)
Machinery 3.5%
Ingersoll-Rand PLC	1,922,534	$144,266,951
Stanley Black & Decker, Inc.	1,584,437	181,719,080
The Timken Company	1,691,841	67,166,088
WABCO Holdings, Inc. (I)	725,093	76,968,622
Professional services 2.3%
ManpowerGroup, Inc.	1,620,064	143,975,088
Robert Half International, Inc.	3,271,736	159,595,282
Trading companies and distributors 1.5%
HD Supply Holdings, Inc. (I)	1,734,890	73,750,174
WESCO International, Inc. (I)	1,865,494	124,148,626
Information technology 16.8%		2,244,520,440
Communications equipment 2.2%
CommScope Holding Company, Inc. (I)	1,762,215	65,554,398
Harris Corp.	2,253,520	230,918,194
Electronic equipment, instruments and components 3.3%
Arrow Electronics, Inc. (I)	2,207,264	157,377,923
Flex, Ltd. (I)	8,289,108	119,114,482
Jabil Circuit, Inc.	2,899,366	68,627,993
TE Connectivity, Ltd.	1,451,613	100,567,749
Internet software and services 2.1%
eBay, Inc. (I)	3,858,231	114,550,878
InterActiveCorp (I)	1,180,882	76,509,345
NetEase, Inc., ADR	419,635	90,364,201
IT services 5.3%
Alliance Data Systems Corp.	326,032	74,498,312
Amdocs, Ltd.	3,308,676	192,730,377
Cognizant Technology Solutions Corp., Class A (I)	1,198,895	67,174,087
Computer Sciences Corp.	1,048,390	62,295,334
Fidelity National Information Services, Inc.	2,535,075	191,753,073
Leidos Holdings, Inc.	1,153,833	59,007,020
Total System Services, Inc.	1,182,203	57,963,413
Semiconductors and semiconductor equipment 2.3%
Broadcom, Ltd.	351,473	62,129,882
Microsemi Corp. (I)	2,156,673	116,395,642
ON Semiconductor Corp. (I)	5,144,758	65,647,112
Qorvo, Inc. (I)	1,103,856	58,206,327
Software 1.3%
Activision Blizzard, Inc.	4,800,823	173,357,719
Technology hardware, storage and peripherals 0.3%
Western Digital Corp.	585,386	39,776,979
Materials 6.2%		830,858,986
Chemicals 0.5%
PPG Industries, Inc.	650,552	61,646,308
Containers and packaging 4.8%
Avery Dennison Corp.	433,417	30,434,542
Berry Plastics Group, Inc. (I)	2,577,776	125,615,024
Crown Holdings, Inc. (I)	1,900,777	99,923,847
Graphic Packaging Holding Company	11,820,104	147,514,898

4SEE NOTES TO FUND'S INVESTMENTS

Disciplined Value Mid Cap Fund

			Shares	Value
Materials (continued)
Containers and packaging (continued)
	Packaging Corp. of America		119,141	$10,105,540
	Sealed Air Corp.		2,685,920	121,779,613
	WestRock Company		2,096,661	106,447,479
Metals and mining 0.9%
	Steel Dynamics, Inc.		3,580,431	127,391,735
Real estate 9.0%				1,205,477,333
Equity real estate investment trusts 9.0%
	American Assets Trust, Inc.		1,266,069	54,542,253
	American Homes 4 Rent, Class A		1,882,860	39,502,403
	Boston Properties, Inc.		1,441,037	181,253,634
	Douglas Emmett, Inc.		2,284,853	83,534,226
	Equity Residential		1,741,840	112,104,822
	Essex Property Trust, Inc.		310,609	72,216,593
	General Growth Properties, Inc.		3,111,018	77,713,230
	Kilroy Realty Corp.		806,509	59,052,589
	Kimco Realty Corp.		4,428,790	111,428,356
	Regency Centers Corp.		2,358,348	162,608,095
	SL Green Realty Corp.		1,760,094	189,298,110
	The Macerich Company		878,360	62,223,022
Utilities 6.5%				860,879,992
Electric utilities 5.9%
	Alliant Energy Corp.		2,160,113	81,846,682
	American Electric Power Company, Inc.		2,836,785	178,603,976
	Edison International		2,791,971	200,993,992
	FirstEnergy Corp.		961,061	29,764,059
	Great Plains Energy, Inc.		3,339,371	91,331,797
	PG&E Corp.		2,232,519	135,670,180
	Portland General Electric Company		1,557,679	67,494,231
Multi-utilities 0.6%
	Ameren Corp.		1,432,998	75,175,075
	Yield (%)		Shares	Value
Short-term investments 1.4%				$181,876,449
(Cost $181,876,449)
Money market funds 1.4%				181,876,449
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.4218(Y	)	181,876,449	181,876,449
Total investments (Cost $10,236,073,720)† 99.9%				$13,321,279,830
Other assets and liabilities, net 0.1%				$12,687,858
Total net assets 100.0%				$13,333,967,688

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-16.
†	At 12-31-16, the aggregate cost of investment securities for federal income tax purposes was $10,303,218,878. Net unrealized appreciation aggregated to $3,018,060,952, of which $3,110,566,001 related to appreciated investment securities and $92,505,049 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of December 31, 2016, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	363Q3	12/16
This report is for the information of the shareholders of John Hancock Disciplined Value Mid Cap Fund.		2/17

John Hancock

International Value Equity Fund

Quarterly portfolio holdings 12/31/16

Fund's investmentsInternational Value Equity Fund

As of 12-31-16 (unaudited)
	Shares	Value
Common stocks 95.9%		$590,573,582
(Cost $605,694,697)
Australia 5.8%		35,563,813
AGL Energy, Ltd.	333,735	5,309,888
Australia & New Zealand Banking Group, Ltd.	249,353	5,458,642
BHP Billiton, Ltd.	307,488	5,508,607
Coca-Cola Amatil, Ltd.	738,926	5,388,975
National Australia Bank, Ltd.	239,979	5,300,786
QBE Insurance Group, Ltd.	615,055	5,495,376
Santos, Ltd.	1,076,683	3,101,539
Canada 5.9%		36,592,963
Bank of Montreal	76,470	5,500,099
Barrick Gold Corp.	297,395	4,760,003
Husky Energy, Inc. (I)	383,380	4,651,443
IGM Financial, Inc. (L)	184,995	5,263,329
Magna International, Inc.	130,389	5,661,698
Suncor Energy, Inc.	161,188	5,270,289
The Toronto-Dominion Bank	111,234	5,486,102
Chile 0.7%		4,456,012
Antofagasta PLC	538,185	4,456,012
China 1.2%		7,535,762
China Petroleum & Chemical Corp., H Shares	3,878,279	2,731,347
CNOOC, Ltd.	3,866,000	4,804,415
Denmark 1.8%		10,882,315
Carlsberg A/S, B Shares	60,071	5,173,866
Novo Nordisk A/S, B Shares	159,133	5,708,449
France 10.3%		63,190,721
AXA SA	222,375	5,605,826
BNP Paribas SA	85,338	5,430,750
Christian Dior SE	27,505	5,762,640
Engie SA	206,022	2,622,453
Kering	22,489	5,044,382
Lagardere SCA	203,699	5,653,775
Orange SA	375,122	5,688,358
Publicis Groupe SA	79,794	5,498,190
Sanofi	70,017	5,661,956
Schneider Electric SE	77,797	5,404,457
TOTAL SA	106,802	5,478,117
Vinci SA	78,498	5,339,817
Germany 9.0%		55,702,891
Allianz SE	32,314	5,333,052
BASF SE	65,681	6,087,101
Bayer AG	52,521	5,471,838
Bayerische Motoren Werke AG	59,240	5,517,397
E.ON SE	456,380	3,210,619
Gerresheimer AG	72,913	5,407,705
Merck KGaA	54,017	5,624,318
Muenchener Rueckversicherungs-Gesellschaft AG	28,524	5,387,572
SAP SE	80,693	6,980,375

2SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Shares	Value
Germany (continued)
Siemens AG	50,914	$6,233,929
Uniper SE (I)	32,619	448,985
Hong Kong 3.4%		20,862,407
China Mobile, Ltd.	532,582	5,615,106
Guangdong Investment, Ltd.	3,946,098	5,196,525
Hang Lung Group, Ltd.	1,439,113	4,993,576
Yue Yuen Industrial Holdings, Ltd.	1,395,202	5,057,200
Ireland 2.6%		15,729,863
ICON PLC (I)	68,715	5,167,371
Shire PLC	91,968	5,251,334
Smurfit Kappa Group PLC	231,905	5,311,158
Israel 0.8%		4,657,823
Teva Pharmaceutical Industries, Ltd.	129,358	4,657,823
Japan 20.6%		127,078,615
Bandai Namco Holdings, Inc.	198,531	5,464,557
Bridgestone Corp.	140,586	5,058,395
East Japan Railway Company	61,763	5,325,127
Fujitsu, Ltd.	886,623	4,909,718
Hitachi, Ltd.	1,027,629	5,541,123
Honda Motor Company, Ltd.	191,227	5,582,932
Inpex Corp.	470,319	4,701,220
Japan Tobacco, Inc.	157,398	5,166,375
Kyocera Corp.	105,425	5,227,028
Mitsubishi Chemical Holdings Corp.	795,547	5,143,738
Mitsubishi Corp.	230,409	4,893,577
Mitsubishi Electric Corp.	378,680	5,267,122
Mitsubishi UFJ Financial Group, Inc.	858,710	5,295,943
Mitsui Fudosan Company, Ltd.	219,185	5,074,245
Mizuho Financial Group, Inc.	2,829,184	5,077,069
Nippon Telegraph & Telephone Corp.	141,725	5,965,937
Nippon Television Holdings, Inc.	296,568	5,376,459
Nissan Motor Company, Ltd.	555,825	5,575,560
Rohm Company, Ltd.	90,194	5,174,695
Seven & i Holdings Company, Ltd.	137,248	5,219,428
Sumitomo Chemical Company, Ltd.	1,104,000	5,233,321
Taiheiyo Cement Corp.	1,756,467	5,537,520
Toyo Suisan Kaisha, Ltd.	153,361	5,548,500
Toyota Motor Corp.	97,547	5,719,026
Netherlands 4.3%		26,749,522
Aegon NV	863,282	4,742,585
Akzo Nobel NV	85,808	5,361,887
Heineken Holding NV	71,991	5,006,314
ING Groep NV (I)	372,392	5,242,834
Royal Dutch Shell PLC, A Shares	234,491	6,395,902
Norway 0.9%		5,541,425
DNB ASA	373,278	5,541,425
Singapore 2.5%		15,569,092
DBS Group Holdings, Ltd.	443,293	5,288,858
Sembcorp Industries, Ltd.	2,679,616	5,254,979

SEE NOTES TO FUND'S INVESTMENTS3

International Value Equity Fund

			Shares	Value
Singapore (continued)
	Singapore Telecommunications, Ltd.		2,010,918	$5,025,255
South Africa 0.6%				3,352,978
	Tiger Brands, Ltd.		115,986	3,352,978
Spain 3.2%				19,470,847
	Banco Santander SA		1,087,797	5,659,034
	Bolsas y Mercados Espanoles SHMSF SA (L)		99,278	2,918,929
	CaixaBank SA		1,669,834	5,503,421
	Telefonica SA		583,756	5,389,463
Sweden 2.4%				14,658,615
	Modern Times Group MTG AB, B Shares		200,827	5,935,899
	SKF AB, B Shares		284,774	5,221,664
	Telefonaktiebolaget LM Ericsson, B Shares		597,350	3,501,052
Switzerland 7.8%				48,287,932
	Adecco Group AG		81,557	5,323,780
	Aryzta AG (I)		121,270	5,333,008
	Credit Suisse Group AG (I)		249,361	3,563,626
	Julius Baer Group, Ltd. (I)		110,398	4,890,822
	LafargeHolcim, Ltd. (I)		104,121	5,465,528
	Nestle SA		106,825	7,652,685
	Novartis AG		87,800	6,385,123
	Roche Holding AG		22,494	5,127,565
	Zurich Insurance Group AG		16,541	4,545,795
United Kingdom 12.1%				74,689,986
	AstraZeneca PLC		91,245	4,982,715
	Barclays PLC		1,865,096	5,118,503
	BP PLC		832,076	5,211,680
	Debenhams PLC		4,129,169	2,914,271
	easyJet PLC		262,251	3,243,914
	GlaxoSmithKline PLC		250,678	4,815,179
	HSBC Holdings PLC		782,548	6,314,116
	Imperial Brands PLC		116,325	5,069,537
	Informa PLC		688,077	5,763,489
	Kingfisher PLC		1,257,973	5,419,870
	Meggitt PLC		891,252	5,033,103
	Smith & Nephew PLC		358,329	5,378,271
	Standard Chartered PLC (I)		513,786	4,189,909
	Unilever PLC		149,501	6,045,836
	Vodafone Group PLC		2,108,824	5,189,593
Preferred securities 0.8%				$5,067,065
(Cost $5,105,441)
Germany 0.8%				5,067,065
	Henkel AG & Company KGaA		42,566	5,067,065
	Yield (%	)	Shares	Value
Securities lending collateral 0.9%				$5,377,376
(Cost $5,377,414)
John Hancock Collateral Trust (W)	0.7390(Y	)	537,388	5,377,376

4SEE NOTES TO FUND'S INVESTMENTS

International Value Equity Fund

	Yield	* (%)	Maturity date		Par value^	Value
Short-term investments 4.1%						$25,647,351
(Cost $25,647,120)
U.S. Government Agency 2.2%						13,848,000
Federal Home Loan Bank Discount Note	0.300		01-03-17		13,848,000	13,848,000
			Yield (%	)	Shares	Value
Money market funds 1.3%						$8,322,351
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class			0.3657(Y	)	8,322,351	8,322,351
					Par value^	Value
Repurchase agreement 0.6%						$3,477,000
Barclays Capital Tri-Party Repurchase Agreement dated 12-30-16 at 0.400% to be repurchased at $3,477,155 on 1-3-17, collateralized by $3,554,900 U.S. Treasury Notes, 0.875% - 1.000% due 12-31-17 to 10-15-18 (valued at $3,546,717, including interest)					3,477,000	3,477,000
Total investments (Cost $641,824,672)† 101.7%						$626,665,374
Other assets and liabilities, net (1.7%)						($10,696,427)
Total net assets 100.0%						$615,968,947

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-16. The value of securities on loan amounted to $5,119,357.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 12-31-16, the aggregate cost of investment securities for federal income tax purposes was $642,384,966. Net unrealized depreciation aggregated to $15,719,592, of which $39,439,682 related to appreciated investment securities and $55,159,274 related to depreciated investment securities.

The fund had the following sector composition as a percentage of net assets on 12-31-16:

Financials	20.8%
Consumer discretionary	14.8%
Health care	11.3%
Consumer staples	10.4%
Industrials	9.2%
Materials	8.6%
Energy	6.9%
Telecommunication services	5.3%
Information technology	5.1%
Utilities	2.7%
Real estate	1.6%
Short-term investments and other	3.3%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2016, by major security category or type:

	Total value at 12-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$35,563,813	—	$35,563,813	—
Canada	36,592,963	$36,592,963	—	—
Chile	4,456,012	—	4,456,012	—
China	7,535,762	—	7,535,762	—
Denmark	10,882,315	—	10,882,315	—
France	63,190,721	—	63,190,721	—
Germany	55,702,891	—	55,702,891	—
Hong Kong	20,862,407	—	20,862,407	—
Ireland	15,729,863	5,167,371	10,562,492	—
Israel	4,657,823	—	4,657,823	—
Japan	127,078,615	—	127,078,615	—
Netherlands	26,749,522	—	26,749,522	—
Norway	5,541,425	—	5,541,425	—
Singapore	15,569,092	—	15,569,092	—
South Africa	3,352,978	—	3,352,978	—
Spain	19,470,847	—	19,470,847	—
Sweden	14,658,615	—	14,658,615	—
Switzerland	48,287,932	—	48,287,932	—

       6

	Total value at 12-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
United Kingdom	74,689,986	—	74,689,986	—
Preferred securities	5,067,065	—	5,067,065	—
Securities lending collateral	5,377,376	5,377,376	—	—
Short-term investments	25,647,351	8,322,351	17,325,000	—
Total investments in securities	$626,665,374	$55,460,061	$571,205,313	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	366Q3	12/16
This report is for the information of the shareholders of John Hancock International Value Equity Fund.		2/17

John Hancock

Strategic Growth Fund

Quarterly portfolio holdings 12/31/16

Fund's investmentsStrategic Growth Fund

As of 12-31-16 (unaudited)
	Shares	Value
Common stocks 98.7%		$1,901,111,637
(Cost $1,508,323,598)
Consumer discretionary 25.7%		495,540,416
Hotels, restaurants and leisure 6.3%
Las Vegas Sands Corp.	386,906	20,664,649
McDonald's Corp.	258,024	31,406,681
MGM Resorts International (I)	732,908	21,129,738
Starbucks Corp.	420,310	23,335,611
Wyndham Worldwide Corp.	312,469	23,863,258
Internet and direct marketing retail 5.6%
Amazon.com, Inc. (I)	112,203	84,137,664
The Priceline Group, Inc. (I)	16,377	24,009,665
Media 5.3%
Comcast Corp., Class A	581,122	40,126,474
The Walt Disney Company	593,928	61,899,176
Specialty retail 7.9%
Advance Auto Parts, Inc.	68,144	11,524,513
AutoZone, Inc. (I)	32,393	25,583,667
Lowe's Companies, Inc.	476,823	33,911,652
O'Reilly Automotive, Inc. (I)	104,804	29,178,482
The Home Depot, Inc.	229,427	30,761,572
The TJX Companies, Inc.	286,033	21,489,659
Textiles, apparel and luxury goods 0.6%
NIKE, Inc., Class B	246,271	12,517,955
Consumer staples 5.3%		101,035,914
Beverages 2.6%
Monster Beverage Corp. (I)	691,968	30,681,861
The Coca-Cola Company	466,065	19,323,055
Food and staples retailing 0.7%
Costco Wholesale Corp.	83,015	13,291,532
Tobacco 2.0%
Altria Group, Inc.	558,111	37,739,466
Energy 2.0%		38,605,713
Oil, gas and consumable fuels 2.0%
Anadarko Petroleum Corp.	83,811	5,844,141
Apache Corp.	148,631	9,433,610
Devon Energy Corp.	510,794	23,327,962
Financials 2.4%		45,241,368
Banks 1.0%
First Republic Bank	202,435	18,652,361
Capital markets 1.4%
The Goldman Sachs Group, Inc.	111,042	26,589,007
Health care 14.6%		281,854,209
Biotechnology 4.4%
Amgen, Inc.	170,820	24,975,592
Celgene Corp. (I)	372,587	43,126,945
Gilead Sciences, Inc.	236,699	16,950,015

2SEE NOTES TO FUND'S INVESTMENTS

Strategic Growth Fund

	Shares	Value
Health care (continued)
Health care equipment and supplies 1.1%
Boston Scientific Corp. (I)	959,911	$20,762,875
Health care providers and services 2.9%
UnitedHealth Group, Inc.	347,855	55,670,714
Pharmaceuticals 6.2%
Allergan PLC (I)	204,727	42,994,717
Bristol-Myers Squibb Company	806,513	47,132,620
Pfizer, Inc.	931,057	30,240,731
Industrials 13.4%		258,893,267
Aerospace and defense 3.4%
Northrop Grumman Corp.	69,052	16,060,114
Rockwell Collins, Inc.	251,293	23,309,939
TransDigm Group, Inc.	109,852	27,348,754
Air freight and logistics 1.8%
FedEx Corp.	124,430	23,168,866
XPO Logistics, Inc. (I)	257,990	11,134,848
Building products 1.6%
Fortune Brands Home & Security, Inc.	589,543	31,516,969
Industrial conglomerates 1.1%
General Electric Company	650,362	20,551,439
Machinery 2.7%
Flowserve Corp.	326,029	15,665,693
Ingersoll-Rand PLC	343,887	25,805,280
Oshkosh Corp.	161,142	10,411,385
Trading companies and distributors 2.8%
HD Supply Holdings, Inc. (I)	764,427	32,495,792
United Rentals, Inc. (I)	202,919	21,424,188
Information technology 33.7%		649,015,135
Internet software and services 11.6%
Alphabet, Inc., Class A (I)	57,192	45,321,800
Alphabet, Inc., Class C (I)	95,758	73,907,940
CoStar Group, Inc. (I)	51,697	9,744,368
Facebook, Inc., Class A (I)	747,526	86,002,866
Shopify, Inc., Class A (I)(L)	225,983	9,687,891
IT services 1.9%
SourceHOV LLC (I)(R)	510	338,548
Visa, Inc., A Shares	459,881	35,879,916
Semiconductors and semiconductor equipment 1.8%
Broadcom, Ltd.	194,684	34,414,291
Software 11.4%
Adobe Systems, Inc. (I)	398,177	40,992,322
Electronic Arts, Inc. (I)	509,814	40,152,951
Microsoft Corp.	1,831,357	113,800,524
ServiceNow, Inc. (I)	329,769	24,515,027
Technology hardware, storage and peripherals 7.0%
Apple, Inc.	1,159,184	134,256,691

SEE NOTES TO FUND'S INVESTMENTS3

Strategic Growth Fund

				Shares	Value
Real estate 1.6%					$30,925,615
Equity real estate investment trusts 1.6%
Equinix, Inc.				86,527	30,925,615
			Yield (%)	Shares	Value
Securities lending collateral 0.1%					$1,188,000
(Cost $1,188,000)
John Hancock Collateral Trust (W)			0.7390(Y)	118,723	1,188,000
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 1.8%					$34,572,000
(Cost $34,571,600)
U.S. Government Agency 1.1%					20,590,000
Federal Agricultural Mortgage Corp. Discount Note	0.350		01-03-17	20,590,000	20,590,000
				Par value^	Value
Repurchase agreement 0.7%					$13,982,000
Repurchase Agreement with State Street Corp. dated 12-30-16 at 0.030% to be repurchased at $13,982,047 on 1-3-17, collateralized by $13,635,000 U.S. Treasury Notes, 3.125% due 5-15-19 (valued at $14,261,801, including interest)				13,982,000	13,982,000
Total investments (Cost $1,544,083,198)† 100.6%					$1,936,871,637
Other assets and liabilities, net (0.6%)					($10,648,422)
Total net assets 100.0%					$1,926,223,215

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 12-31-16. The value of securities on loan amounted to $1,163,700.
(R)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund's investments.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 12-31-16.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 12-31-16, the aggregate cost of investment securities for federal income tax purposes was $1,545,813,942. Net unrealized appreciation aggregated to $391,057,695, of which $412,378,606 related to appreciated investment securities and $21,320,911 related to depreciated investment securities.

4SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of December 31, 2016, by major security category or type:

	Total value at 12-31-16	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$495,540,416	$495,540,416	—	—
Consumer staples	101,035,914	101,035,914	—	—
Energy	38,605,713	38,605,713	—	—
Financials	45,241,368	45,241,368	—	—
Health care	281,854,209	281,854,209	—	—
Industrials	258,893,267	258,893,267	—	—
Information technology	649,015,135	648,676,587	—	$338,548
Real estate	30,925,615	30,925,615	—	—
Securities lending collateral	1,188,000	1,188,000	—	—
Short-term investments	34,572,000	—	$34,572,000	—
Total investments in securities	$1,936,871,637	$1,901,961,089	$34,572,000	$338,548

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Direct placement securities. The fund may hold private placement securities, which are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement security held at December 31, 2016.

       5

Issuer, description	Original acquisition date*	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets	Value as of 12-31-16
Source HOV LLC	10-31-14	$4,726,919	510	510	0.02%	$338,548

*Original acquisition date represents date securitywas acquired by John Hancock Select Growth Fund.On April 22, 2016, the securitywas acquired at value in connectionwith acquisition of John Hancock Select Growth Fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	393Q3	12/16
This report is for the information of the shareholders of John Hancock Strategic Growth Fund.		2/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)             The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)             There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)             Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott President

Date:	February 21, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo Chief Financial Officer

Date:	February 21, 2017